INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible Assets [Line Items]
Purchase of intangible assets	$ 1,701	¥ 11,845	¥ 52,017	¥ 88
Amortization of intangible assets	$ 1,121	7,806	443	¥ 175
2020		9,304
2021		9,304
2022		9,304
2023		9,304
2024		9,304
Thereafter		¥ 9,304
Patents
Intangible Assets [Line Items]
Purchase of intangible assets			¥ 51,470